Segment Assets and Liabilities - Summary of Segment Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Lease assets	$ 1,230	$ 1,264	$ 1,080
Lease liabilities	1,615	1,634	$ 1,367
Marketing [member]
Disclosure of operating segments [line items]
Lease assets	539
Lease liabilities	$ 677
Australia [member]
Disclosure of operating segments [line items]
Reclassification of intercompany liabilities segment		552
Corporate/Other [member]
Disclosure of operating segments [line items]
Reclassification of intercompany liabilities segment		$ 552